Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	$ 743,711,719	$ 735,525,522	$ 635,613,720
Cash flows from (used in) investing activities	(311,531,811)	(1,881,559,694)	(146,465,777)
Cash flows from (used in) financing activities	(440,435,688)	966,576,876	(317,595,521)
Operating Segments
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	743,711,719	735,525,522	635,613,720
Cash flows from (used in) investing activities	(311,531,811)	(1,881,559,694)	(146,465,777)
Cash flows from (used in) financing activities	(440,435,688)	966,576,876	(317,595,521)
Operating Segments | Generation
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	754,113,794	638,607,494	488,167,382
Cash flows from (used in) investing activities	(426,038,012)	(451,284,432)	(91,867,647)
Cash flows from (used in) financing activities	(453,927,358)	(249,051,150)	(301,835,211)
Operating Segments | Distribution
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	50,246,845	117,692,384	170,628,958
Cash flows from (used in) investing activities	(28,896,947)	(123,070,452)	(74,464,531)
Cash flows from (used in) financing activities	(23,901,991)	(32,268,227)	(76,923,085)
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	(60,648,920)	(20,774,356)	(23,182,620)
Cash flows from (used in) investing activities	143,403,148	(1,307,204,810)	19,866,401
Cash flows from (used in) financing activities	$ 37,393,661	$ 1,247,896,253	$ 61,162,775